                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[PHOTO IMAGE]

ANNUAL REPORT OCTOBER 31, 2003

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

[PHOTO IMAGE]

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2003 LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Tax-Managed Small-Cap Value Fund's Class A shares had a total return of 28.89% during the year ended October 31, 2003. That return was the result of an increase in net asset value (NAV) per share from $8.86 on October 31, 2002 to $11.42 on October 31, 2003.(1) Class B shares had a total return of 28.00% for the same period, the result of an increase in NAV per share from $8.82 on October 31, 2002 to $11.29 on October 31, 2003.(1) Class C shares had a total return of 28.00% for the same period, the result of an increase in NAV per share from $8.82 on October 31, 2002 to $11.29 on October 31, 2003.(1) Additional information about the Fund's performance (including after-tax performance) appears on page 7.

By comparison, the S&P SmallCap 600 Index - a widely recognized, unmanaged index of small capitalization stocks - had a total return of 33.58% for the same period.(2)

A CLOSER LOOK AT THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003...

In May of this year, Congress passed legislation that included several provisions that affect individual investors. The most important aspects of the Jobs and Growth Tax Relief Reconciliation Act of 2003 for individuals are a lowering of tax rates for ordinary income and long-term capital gains and a change in the tax treatment of qualifying dividend income, which is now taxed at the same rates as long-term capital gains, rather than as ordinary income.

The biggest change for equity investors is that qualifying dividend income is now taxed at much lower rates than other investment income and short-term gains (maximum rate of 15% vs. 35%). The spread between short-term and long-term capital gains tax rates has also increased. These changes increase the importance of achieving a mix of returns that emphasizes long-term gains and qualifying dividends over less favorably taxed short-term gains and non-qualifying dividends and other investment income. Deferring taxes on long-term gains continues to be of significant value, particularly for investors with longer time horizons and for assets earmarked for inheritance.

WITH TODAY'S LOWER TAX RATES, IT IS STILL IMPORTANT FOR INVESTORS TO CONSIDER TAX EFFECTS...

Taxes continue to be the single largest cost borne by long-term equity investors. Strategies to minimize tax effects can add significant value to taxable accounts without sacrificing performance or adding to portfolio risk. Just as before, it makes sense for taxpayers to invest in funds that share their objective of after-tax returns.


                                 Sincerely,

                                 /s/ Thomas E. Faust Jr.
                                 Thomas E. Faust Jr.
                                 President
                                 December 10, 2003


TEN LARGEST HOLDINGS(3)

Arkansas Best Corp.                          4.1%
Church & Dwight Co., Inc.                    4.0
Teleflex, Inc.                               3.5
A.O. Smith Corp.                             3.4
Protective Life Corp.                        3.1
Borg Warner, Inc.                            2.9
Lafarge North America, Inc.                  2.8
AptarGroup, Inc.                             2.8
BJ's Wholesale Club, Inc.                    2.6
CBRL Group, Inc.                             2.6

     (1) This return does not include the Fund's maximum 5.75% sales charge on Class A shares or the applicable contingent deferred sales charges
          (CDSC) for Class B and Class C shares. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

     (2)  It is not possible to invest directly in an Index.

     (3) Ten Largest Holdings represent 31.8% of the Portfolio's net assets. Holdings are subject to change.

          Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2003 MANAGEMENT DISCUSSION

[PHOTO OF GEORGE C. PIERIDES]
George C. Pierides
Portfolio Manager

AN INTERVIEW WITH
GEORGE C. PIERIDES,
MANAGING DIRECTOR,
FOX ASSET MANAGEMENT,
PORTFOLIO MANAGER OF TAX-MANAGED
SMALL-CAP VALUE PORTFOLIO

Q: GEORGE, THE EQUITY MARKETS GENERATED A STRONG RECOVERY IN 2003. WHAT FACTORS
   HAVE DRIVEN THE MARKET REBOUND?

A: The U.S. economy showed signs of a meaningful recovery in 2003, supported by rising consumer spending, as well as a long-delayed rise in capital spending. The passage of tax-reduction legislation and progress toward a measure of health care reform have contributed to improved consumer sentiment and a rise in investor confidence. Corporate earnings have also improved, albeit from very easy comparisons of last year.

   Many companies have made cost cuts and improvements in productivity - moves that have resulted in stronger profits. Significant top-line (revenue) growth will await confirmation that the economic recovery is indeed sustainable. However, on balance, it's fair to say that the climate has improved dramatically from a year ago.

Q: HOW HAS THE SMALL-STOCK UNIVERSE RESPONDED TO THE IMPROVING ECONOMY?

A: Small-cap stocks have been very responsive to better economic news. In the second quarter of 2003, the small-cap segment posted its best quarterly return in 12 years. Small companies have often been among the first to benefit from an economic turnaround because they can adjust more quickly to changing economic and consumer trends. For that reason, they have tended to outperform their larger-cap counterparts, as well as deep cyclical stocks, in the early part of a recovery.

Q: HOW WOULD YOU EVALUATE THE PORTFOLIO'S PERFORMANCE DURING THE YEAR?

A: The Portfolio has performed very well. Consistent with our management style, we are very conscious of risk. Accordingly, we have tended to favor companies within the small-cap universe that we believe have strong fundamentals. Interestingly, the small-cap market rewarded many of the more speculative, lower-quality stocks in 2003, accounting for the Fund's slight underperformance of its benchmark, the S&P SmallCap 600 Index.* These companies, which had been savaged in the market decline of recent years, were among the stronger performers in 2003, as investors speculated on a reversal in their fortunes.

   * It is not possible to invest directly in an Index.

[CHART]

FIVE LARGEST INDUSTRY WEIGHTINGS(1)

Energy                         10.7%
Medical Services/Supplies       9.1%
Industrial Products             7.5%
Retailing                       6.8%
Transportation                  6.1%

     (1) Because the Fund is actively managed, industry weightings are subject to change.

   That was somewhat surprising, especially following the speculative bubble of the 1990s. However, in my view, history has suggested that the outperformance of the higher-risk, lower-quality companies has not been sustainable, especially given the still unsettled earnings outlook. Thus, we have retained our focus on what we believe are higher-quality companies.

Q: HOW HAVE YOU POSITIONED THE PORTFOLIO IN RECENT MONTHS?

A: The Portfolio's largest industry weightings at October 31, 2003 were medical services and supplies, energy, industrial products, retailing and transportation. Because we are bottom-up investors, our investments do not represent a bet on any single economic trend, but rather a focus on companies that we believe represent good value and are well-positioned within their respective market segments.

   The Portfolio's investments include companies with an exposure to the industrial side of the economy, companies that are sensitive to consumer spending, companies with strong underlying assets and companies that are benefiting from changes in technology, medical services and telecommunications. Thus, the Portfolio is very well diversified across the U.S. economy.

Q: WHAT KIND OF COMPANIES CONTRIBUTED TO THE PORTFOLIO'S STRONG PERFORMANCE
   DURING THE PERIOD?

A: The Portfolio had solid performances in a variety of sectors. For example, one of the Portfolio's strongest performers was a producer of medical products and supplies. The company has created a direct-to-consumer business model for its diabetes, respiratory and urology products, primarily aimed at senior citizens. The company has successfully marketed the convenience and affordability of its products and has enjoyed double-digit revenue growth in 2003.

   In the auto sector, the Portfolio had an investment in one of the world's largest manufacturers of powertrain systems used in autos, trucks and sports utility vehicles. With plant facilities in 14 countries, the company is truly a global operator and has benefited in the past year from a strong increase in global auto production.

Q: THE ENERGY SECTOR WAS A LARGE WEIGHTING IN THE PORTFOLIO. HOW DID THE
   PORTFOLIO'S ENERGY HOLDINGS FARE?

A: The Portfolio's energy investments did well, especially those with an emphasis on natural gas. The energy sector has benefited from high oil and natural gas prices in the past year. Expanding industrial production in emerging markets, such as China, has produced very strong demand for oil. Supply concerns have also helped promote high prices, especially at a time when there is an ongoing debate over drilling for new energy sources in North America and geopolitical tensions among producers in the Middle East.

   Meanwhile, in the natural gas area, unusually severe weather patterns and continuing supply issues have kept prices high. Companies' realized prices for gas averaged 40% higher in the third quarter of 2003 than in the same period in 2002. That contributed to strong earnings growth for the companies in 2003.

Q: INDUSTRIAL PRODUCTS WERE ANOTHER LARGE FOCUS OF THE PORTFOLIO. HOW DID THE
   PORTFOLIO'S STOCKS PERFORM IN THAT AREA?

A: The Portfolio's industrial stocks have responded well to the stronger economy. The Portfolio's holdings included companies that manufacture a wide range of industrial products, such as filtration systems, packaging, electric motors, heating equipment and control systems, with end-markets in the auto, aerospace, medical and housing sectors. While these companies have done a good job of diversifying their customer base beyond strictly cyclical users, they are clearly well-positioned to benefit from a stronger economy. Like many industrial companies in recent years, these companies have made cost cuts and emphasized productivity. They are now beginning to realize the benefits of those initiatives.

Q: WERE THERE ANY SECTORS THAT DID NOT PERFORM QUITE AS WELL FOR THE PORTFOLIO?

A: Yes. As the economy has strengthened, we've seen a rotation by investors into the more economically sensitive areas and out of some of the defensive sectors, a shift not uncommon in an expansion phase. As a result, areas such as household products have slightly underperformed for the Portfolio. The companies have continued to generate steady earnings growth, but, at this point in the economic cycle, tended to be less favored by investors. Another area that had some difficulty was the chemical sector. Companies have seen margins squeezed by higher feedstock prices - in this case, higher oil prices.

Q: YOU INDICATED THAT YOU HAVE A BOTTOM-UP INVESTMENT APPROACH. COULD YOU EXPAND
   ON THAT A BIT?

A: Yes. We continue to focus on companies selling at attractive valuations that possess strong fundamentals. We look for companies with strong business franchises, demonstrated earnings and/or cash flow capabilities and strong management. While we generally acquire securities for the long-term, we may reduce the Portfolio's exposure to companies whose fundamentals are deteriorating or whose valuations have become extended. We believe that this is a sound, time-tested approach to value investing and are confident about its long-term effectiveness.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND FOX ASSET MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2003
PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND CLASS A VS. THE S&P SMALLCAP 600 INDEX*

                 EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND- A
                                Inception:3/4/02

                     FUND            FUND               S&P SMALLCAP
                   VALUE AT       VALUE WITH                600
        DATE         NAV         SALES CHARGE              INDEX
---------------------------------------------------------------------------
      3/31/2002      10,000             9,425                        10,000
      4/30/2002      10,197             9,611                        10,283
      5/31/2002      10,103             9,522                         9,857
      6/30/2002       9,728             9,168                         9,347
      7/31/2002       8,535             8,044                         8,027
      8/31/2002       8,620             8,124                         8,103
      9/30/2002       8,197             7,726                         7,607
     10/31/2002       8,319             7,841                         7,851
     11/30/2002       8,732             8,230                         8,260
     12/31/2002       8,479             7,991                         7,981
      1/31/2003       8,122             7,655                         7,707
      2/28/2003       8,103             7,637                         7,460
      3/31/2003       8,254             7,779                         7,519
      4/30/2003       8,770             8,265                         8,129
      5/31/2003       9,268             8,735                         8,784
      6/30/2003       9,399             8,858                         9,013
      7/31/2003       9,812             9,248                         9,481
      8/31/2003      10,263             9,673                         9,943
      9/30/2003      10,066             9,487                         9,651
     10/31/2003      10,723            10,106                        10,487

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND CLASS B VS. THE S&P SMALLCAP 600 INDEX*

                 EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND- B
                                Inception:3/4/02

                     FUND            FUND              S&P SMALLCAP
                   VALUE AT       VALUE WITH               600
        DATE          NAV        SALES CHARGE             INDEX
---------------------------------------------------------------------------
      3/31/2002      10,000            10,000                        10,000
      4/30/2002      10,188            10,188                        10,283
      5/31/2002      10,094            10,094                         9,857
      6/30/2002       9,709             9,709                         9,347
      7/31/2002       8,516             8,516                         8,027
      8/31/2002       8,592             8,592                         8,103
      9/30/2002       8,160             8,160                         7,607
     10/31/2002       8,282             8,282                         7,851
     11/30/2002       8,685             8,685                         8,260
     12/31/2002       8,441             8,441                         7,981
      1/31/2003       8,066             8,066                         7,707
      2/28/2003       8,047             8,047                         7,460
      3/31/2003       8,188             8,188                         7,519
      4/30/2003       8,695             8,695                         8,129
      5/31/2003       9,192             9,192                         8,784
      6/30/2003       9,315             9,315                         9,013
      7/31/2003       9,718             9,718                         9,481
      8/31/2003      10,160            10,160                         9,943
      9/30/2003       9,962             9,962                         9,651
     10/31/2003      10,601            10,601                        10,487
                     Less 5%              500
     10/31/2003                        10,101

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND CLASS C VS. THE S&P SMALL CAP 600 INDEX*

                 EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND- C
                                Inception:3/4/02

                     FUND            FUND             S&P SMALLCAP
                   VALUE AT       VALUE WITH              600
        DATE         NAV         SALES CHARGE            INDEX
---------------------------------------------------------------------------
      3/31/2002      10,000               N/A                        10,000
      4/30/2002      10,197                                          10,283
      5/31/2002      10,094                                           9,857
      6/30/2002       9,718                                           9,347
      7/31/2002       8,515                                           8,027
      8/31/2002       8,600                                           8,103
      9/30/2002       8,167                                           7,607
     10/31/2002       8,289                                           7,851
     11/30/2002       8,694                                           8,260
     12/31/2002       8,440                                           7,981
      1/31/2003       8,073                                           7,707
      2/28/2003       8,055                                           7,460
      3/31/2003       8,195                                           7,519
      4/30/2003       8,703                                           8,129
      5/31/2003       9,201                                           8,784
      6/30/2003       9,323                                           9,013
      7/31/2003       9,727                                           9,481
      8/31/2003      10,169                                           9,943
      9/30/2003       9,972                                           9,651
     10/31/2003      10,611                                          10,487

    PERFORMANCE**                                              CLASS A     CLASS B    CLASS C
    -----------------------------------------------------------------------------------------
    Average Annual Total Returns (at net asset value)

    One Year                                                    28.89%      28.00%     28.00%
    Life of Fund+                                                8.28        7.54       7.54

    SEC Average Annual Total Returns
      (including sales charge or applicable CDSC)

    One Year                                                    21.49%      23.00%     27.00%
    Life of Fund+                                                4.50        4.66       7.54

    + Inception dates: Class A: 3/4/02; Class B: 3/4/02; Class C: 3/4/02


* Sources: Thomson Financial; Lipper, Inc. Investment operations commenced 3/4/02. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

   The chart compares the Fund's total return with that of the S&P SmallCap 600 Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return for Class A reflects the Fund's maximum 5.75% sales charge. SEC return for Class B shares reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C shares reflects 1% CDSC.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 2003

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE YEAR ENDED OCTOBER 31, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                        ONE YEAR      LIFE OF FUND
Return Before Taxes                      28.89%          8.28%
Return After Taxes on Distributions      28.89%          8.28%
Return After Taxes on Distributions      18.78%          7.06%
and Sale of Fund Shares


RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS A)

                                        ONE YEAR      LIFE OF FUND
Return Before Taxes                      21.49%          4.50%
Return After Taxes on Distributions      21.49%          4.50%
Return After Taxes on Distributions      13.97%          3.84%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE YEAR ENDED OCTOBER 31, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                        ONE YEAR      LIFE OF FUND
Return Before Taxes                      28.00%          7.54%
Return After Taxes on Distributions      28.00%          7.54%
Return After Taxes on Distributions      18.20%          6.43%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS B)

                                        ONE YEAR      LIFE OF FUND
Return Before Taxes                      23.00%          4.66%
Return After Taxes on Distributions      23.00%          4.66%
Return After Taxes on Distributions      14.95%          3.97%
and Sale of Fund Shares


RETURNS AT NET ASSET VALUE (NAV) (CLASS C)


                                        ONE YEAR      LIFE OF FUND
Return Before Taxes                      28.00%          7.54%
Return After Taxes on Distributions      28.00%          7.54%
Return After Taxes on Distributions      18.20%          6.43%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS C)

                                        ONE YEAR      LIFE OF FUND
Return Before Taxes                      27.00%          7.54%
Return After Taxes on Distributions      27.00%          7.54%
Return After Taxes on Distributions      17.55%          6.43%
and Sale of Fund Shares

Class A, Class B and Class C commenced operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2003 FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS

Investment in Tax-Managed Small-Cap Value Portfolio, at value
   (identified cost, $15,174,689)                                                  $    17,271,611
Receivable for Fund shares sold                                                             36,126
Receivable from affiliate                                                                   99,484
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $    17,407,221
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                   $        34,907
Payable to affiliate for distribution and service fees                                       3,460
Payable to affiliate for Trustees' fees                                                         15
Accrued expenses                                                                            29,403
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $        67,785
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $    17,339,436
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $    15,270,260
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                           (27,746)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                      2,096,922
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $    17,339,436
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                         $     7,508,841
SHARES OUTSTANDING                                                                         657,533
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         11.42
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $11.42)                                                $         12.12
--------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                         $     5,960,827
SHARES OUTSTANDING                                                                         527,958
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         11.29
--------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                         $     3,869,768
SHARES OUTSTANDING                                                                         342,618
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)               $         11.29
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME

Dividends allocated from Portfolio                                                 $       128,404
Interest allocated from Portfolio                                                            4,029
Expenses allocated from Portfolio                                                         (137,207)
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                                 $        (4,774)
--------------------------------------------------------------------------------------------------

EXPENSES

Administration fee                                                                 $        17,437
Trustees' fees and expenses                                                                     32
Distribution and service fees
   Class A                                                                                  12,299
   Class B                                                                                  39,552
   Class C                                                                                  27,157
Registration fees                                                                           59,118
Transfer and dividend disbursing agent fees                                                 22,514
Custodian fee                                                                               15,044
Legal and accounting services                                                               13,392
Printing and postage                                                                         6,524
Miscellaneous                                                                                2,874
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $       215,943
--------------------------------------------------------------------------------------------------
Deduct --
   Reimbursement of expenses from affiliate                                        $        99,484
--------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $        99,484
--------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $       116,459
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                $      (121,233)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $        11,962
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $        11,962
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $     3,285,630
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $     3,285,630
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $     3,297,592
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $     3,176,359
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED         PERIOD ENDED
                                                          OCTOBER 31, 2003   OCTOBER 31, 2002(1)
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment loss                                    $      (121,233)      $       (38,541)
   Net realized gain (loss)                                        11,962               (39,708)
   Net change in unrealized
      appreciation (depreciation)                               3,285,630            (1,188,708)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $     3,176,359       $    (1,266,957)
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                             $     3,916,846       $     4,205,443
      Class B                                                   3,318,875             3,570,446
      Class C                                                   1,927,980             2,428,136
   Cost of shares redeemed
      Class A                                                    (857,966)             (633,644)
      Class B                                                    (778,358)             (779,516)
      Class C                                                    (654,915)             (233,293)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                $     6,872,462       $     8,557,572
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $    10,048,821       $     7,290,615
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                      $     7,290,615       $            --
-----------------------------------------------------------------------------------------------
AT END OF YEAR                                            $    17,339,436       $     7,290,615
-----------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                                                   CLASS A
                                                                                    ----------------------------------------
                                                                                    YEAR ENDED           PERIOD ENDED
                                                                                    OCTOBER 31, 2003     OCTOBER 31, 2002(2)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                                 $         8.860         $        10.000
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(1)                                                               $        (0.061)        $        (0.046)
Net realized and unrealized gain (loss)                                                        2.621                  (1.094)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                                  $         2.560         $        (1.140)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                                       $        11.420         $         8.860
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                28.89%                 (11.40)%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                                              $         7,509         $         3,105
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                                              1.75%                   1.75%(5)
   Net investment loss                                                                         (0.62)%                 (0.74)%(5)
Portfolio Turnover of the Portfolio                                                               21%                      5%
----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reimbursement of expenses by the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                  2.60%                   4.41%(5)
   Net investment loss                                                                         (1.47)%                 (3.40)%(5)
Net investment loss per share(1)                                                     $        (0.145)        $        (0.211)
----------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, March 4, 2002, to October 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                                                   CLASS B
                                                                                    ----------------------------------------
                                                                                    YEAR ENDED           PERIOD ENDED
                                                                                    OCTOBER 31, 2003     OCTOBER 31, 2002(2)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                                 $         8.820         $        10.000
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(1)                                                               $        (0.132)        $        (0.091)
Net realized and unrealized gain (loss)                                                        2.602                  (1.089)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                                  $         2.470         $        (1.180)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                                       $        11.290         $         8.820
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                28.00%                 (11.80)%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                                              $         5,961         $         2,323
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                                              2.50%                   2.50%(5)
   Net investment loss                                                                         (1.36)%                 (1.47)%(5)
Portfolio Turnover of the Portfolio                                                               21%                      5%
----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reimbursement of expenses by the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                  3.35%                   5.16%(5)
   Net investment loss                                                                         (2.21)%                 (4.13)%(5)
Net investment loss per share(1)                                                     $        (0.215)        $        (0.256)
----------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, March 4, 2002, to October 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                                                   CLASS C
                                                                                    ----------------------------------------
                                                                                    YEAR ENDED           PERIOD ENDED
                                                                                    OCTOBER 31, 2003     OCTOBER 31, 2002(2)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                                                 $         8.820         $        10.000
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(1)                                                               $        (0.131)        $        (0.092)
Net realized and unrealized gain (loss)                                                        2.601                  (1.088)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                                  $         2.470         $        (1.180)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                                       $        11.290         $         8.820
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                                28.00%                 (11.80)%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                                              $         3,870         $         1,862
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                                              2.50%                   2.50%(5)
   Net investment loss                                                                         (1.35)%                 (1.48)%(5)
Portfolio Turnover of the Portfolio                                                               21%                      5%
----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reimbursement of expenses by the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                                                  3.35%                   5.16%(5)
   Net investment loss                                                                         (2.20)%                 (4.15)%(5)
Net investment loss per share(1)                                                     $        (0.213)        $        (0.258)
----------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, March 4, 2002, to October 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2003 NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.2% at October 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $13,645 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on October 31, 2010.

   E OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                            YEAR ENDED             PERIOD ENDED
   CLASS A                  OCTOBER 31, 2003       OCTOBER 31, 2002(1)
   --------------------------------------------------------------------
   Sales                        398,781                417,251
   Redemptions                  (91,876)               (66,623)
   --------------------------------------------------------------------
   NET INCREASE                 306,905                350,628
   --------------------------------------------------------------------

                            YEAR ENDED             PERIOD ENDED
   CLASS B                  OCTOBER 31, 2003       OCTOBER 31, 2002(1)
   --------------------------------------------------------------------
   Sales                        346,955                351,931
   Redemptions                  (82,410)               (88,518)
   --------------------------------------------------------------------
   NET INCREASE                 264,545                263,413
   --------------------------------------------------------------------

                            YEAR ENDED             PERIOD ENDED
   CLASS C                  OCTOBER 31, 2003       OCTOBER 31, 2002(1)
   --------------------------------------------------------------------
   Sales                        200,583                237,199
   Redemptions                  (69,146)               (26,018)
   --------------------------------------------------------------------
   NET INCREASE                 131,437                211,181
   --------------------------------------------------------------------

   (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

4  TRANSACTIONS WITH AFFILIATES

   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended October 31, 2003, the administration fee amounted to $17,437. To reduce the net investment loss of the Fund, EVM was allocated $99,484 of the Fund's operating expenses for the year ended October 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.) EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended October 31, 2003, EVM earned $2,171 in sub-transfer agent fees.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,535 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A
   Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $29,664 and $20,368 for Class B and Class C shares, respectively, to or payable to EVD for the year ended October 31, 2003, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At October 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $225,000 and $169,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended October 31, 2003 amounted to $12,299, $9,888, and $6,789 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $0, $7,000 and $400 of CDSC paid by shareholders for Class A, Class B shares and Class C shares, respectively, for the year ended October 31, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $9,146,211 and $2,397,408, respectively, for the year ended October 31, 2003.

8  SHAREHOLDER MEETING

   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                       NUMBER OF SHARES
                                             ----------------------------------
   NOMINEE FOR TRUSTEE                        AFFIRMATIVE             WITHHOLD
   ----------------------------------------------------------------------------
   Jessica M. Bibliowicz                        884,132                55,189

   Donald R. Dwight                             884,132                55,189

   James B. Hawkes                              884,132                55,189

   Samuel L. Hayes, III                         884,132                55,189

   William H. Park                              884,132                55,189

   Norton H. Reamer                             884,132                55,189

   Lynn A. Stout                                884,132                55,189

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2003 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS
TRUST AND SHAREHOLDERS OF EATON VANCE
TAX-MANAGED SMALL-CAP VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and the period from the start of business, March 4, 2002, to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Small-Cap Value Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for year then ended and the period from the start of business, March 4, 2002, to October 31, 2002 in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 86.6%

SECURITY                                        SHARES              VALUE
-------------------------------------------------------------------------------
AUTO RELATED -- 4.7%

BorgWarner, Inc.                                     15,500    $      1,233,645
Superior Industries International, Inc.              17,500             743,750
-------------------------------------------------------------------------------
                                                               $      1,977,395
-------------------------------------------------------------------------------

CEMENT -- 2.8%

Lafarge North America, Inc.                          32,500    $      1,173,250
-------------------------------------------------------------------------------
                                                               $      1,173,250
-------------------------------------------------------------------------------

CHEMICAL -- 3.5%

Georgia Gulf Corp.                                   15,800    $        425,020
RPM, Inc.                                            72,000           1,040,400
-------------------------------------------------------------------------------
                                                               $      1,465,420
-------------------------------------------------------------------------------

COMPUTER / COMMUNICATIONS RELATED -- 4.7%

Actel Corp.(1)                                       25,000    $        674,500
International Rectifier Corp.(1)                     13,300             634,809
Veeco Instruments, Inc.(1)                           26,800             679,112
-------------------------------------------------------------------------------
                                                               $      1,988,421
-------------------------------------------------------------------------------

CONSTRUCTION / ENGINEERING -- 3.5%

Granite Construction, Inc.                           42,000    $        839,580
Insituform Technologies, Inc.(1)                     43,000             614,900
-------------------------------------------------------------------------------
                                                               $      1,454,480
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.6%

Belden, Inc.                                         23,000    $        431,250
Cable Design Technologies Corp.(1)                   23,900             230,396
-------------------------------------------------------------------------------
                                                               $        661,646
-------------------------------------------------------------------------------

ELECTRONICS -- 2.4%

Bel Fuse, Inc.                                       30,800    $        808,500
Technitrol, Inc.(1)                                   8,000             174,400
-------------------------------------------------------------------------------
                                                               $        982,900
-------------------------------------------------------------------------------

ENERGY -- 10.7%

Newfield Exploration Co.(1)                          25,000    $        993,250
NUI Corp.                                            23,000             392,610
Piedmont Natural Gas Co., Inc.                       20,000             794,600
Questar Corp.                                        24,500             777,875
Spinnaker Exploration Co.(1)                         35,000    $        895,650
XTO Energy, Inc.                                     27,333             646,972
-------------------------------------------------------------------------------
                                                               $      4,500,957
-------------------------------------------------------------------------------

FOOD WHOLESALERS / RETAILERS -- 2.1%

SUPERVALU, Inc.                                      34,000    $        857,480
-------------------------------------------------------------------------------
                                                               $        857,480
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 5.8%

Church & Dwight Co., Inc.                            45,500    $      1,695,785
Libbey, Inc.                                         28,000             744,520
-------------------------------------------------------------------------------
                                                               $      2,440,305
-------------------------------------------------------------------------------

INDUSTRIAL PRODUCTS -- 7.5%

A.O. Smith Corp.                                     44,500    $      1,408,425
CLARCOR, Inc.                                         6,800             276,420
Teleflex, Inc.                                       32,000           1,472,320
-------------------------------------------------------------------------------
                                                               $      3,157,165
-------------------------------------------------------------------------------

INSURANCE -- 3.1%

Protective Life Corp.                                40,000    $      1,298,800
-------------------------------------------------------------------------------
                                                               $      1,298,800
-------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 9.1%

CONMED Corp.(1)                                      44,000    $        895,400
DENTSPLY International, Inc.                         14,100             623,079
Mentor Corp.                                         28,600             579,150
MIM Corp.(1)                                         55,600             327,484
PolyMedica Industries, Inc.                          29,200             861,400
West Pharmaceutical Services, Inc.                   16,000             528,800
-------------------------------------------------------------------------------
                                                               $      3,815,313
-------------------------------------------------------------------------------

PACKAGING -- 2.8%

AptarGroup, Inc.                                     32,500    $      1,163,500
-------------------------------------------------------------------------------
                                                               $      1,163,500
-------------------------------------------------------------------------------

RESTAURANT -- 5.8%

Applebee's International, Inc.                       19,000    $        712,690
CBRL Group, Inc.                                     28,000           1,085,000
Outback Steakhouse, Inc.                             15,000             630,000
-------------------------------------------------------------------------------
                                                               $      2,427,690
-------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                        SHARES              VALUE
-------------------------------------------------------------------------------
RETAILING -- 6.8%

BJ's Wholesale Club, Inc.(1)                         43,000    $      1,104,670
Claire's Stores, Inc.                                17,000             657,900
Footstar, Inc.(1)                                    40,700             254,375
ShopKo Stores, Inc.(1)                               53,000             820,440

-------------------------------------------------------------------------------
                                                               $      2,837,385
-------------------------------------------------------------------------------

TOY -- 3.6%

JAKKS Pacific, Inc.(1)                               62,000    $        806,000
RC2 Corp.(1)                                         34,000             720,800
-------------------------------------------------------------------------------
                                                               $      1,526,800
-------------------------------------------------------------------------------

TRANSPORTATION -- 6.1%

Arkansas Best Corp.                                  52,000    $      1,721,720
Roadway Corp.                                        16,000             820,000
-------------------------------------------------------------------------------
                                                               $      2,541,720
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $30,740,488)                               $     36,270,627
-------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 86.6%
   (IDENTIFIED COST $30,740,488)                               $     36,270,627
-------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- 13.4%                        $      5,632,316
-------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $     41,902,943
-------------------------------------------------------------------------------

(1)  Non-income producing security.

                       See notes to financial statements.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2003

ASSETS

Investments, at value (identified cost, $30,740,488)                           $   36,270,627
Cash                                                                                5,609,705
Receivable for investments sold                                                        16,848
Dividends and interest receivable                                                      31,268
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                   $   41,928,448
---------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                        $           15
Accrued expenses                                                                       25,490
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              $       25,505
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                      $   41,902,943
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                        $   36,372,804
Net unrealized appreciation (computed on the basis of identified cost)              5,530,139
---------------------------------------------------------------------------------------------
TOTAL                                                                          $   41,902,943
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME

Dividends                                                                      $      314,530
Interest                                                                                9,885
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        $      324,415
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                         $      282,718
Trustees' fees and expenses                                                               145
Custodian fee                                                                          28,352
Legal and accounting services                                                          22,401
Miscellaneous                                                                           2,308
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                 $      335,924
---------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                            $      (11,509)
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss)--
   Investment transactions (identified cost basis)                             $      245,057
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                              $      245,057
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                         $    7,809,413
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           $    7,809,413
---------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                               $    8,054,470
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    8,042,961
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                        YEAR ENDED          PERIOD ENDED
IN NET ASSETS                              OCTOBER 31, 2003    OCTOBER 31, 2002(1)
----------------------------------------------------------------------------------
From operations --
   Net investment loss                     $        (11,509)   $           (49,324)
   Net realized gain (loss)                         245,057                (67,537)
   Net change in unrealized
      appreciation (depreciation)                 7,809,413             (2,279,274)
----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $      8,042,961    $        (2,396,135)
----------------------------------------------------------------------------------
Capital transactions --
   Contributions                           $     19,625,349    $        21,692,696
   Withdrawals                                   (3,105,310)            (2,056,628)
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                    $     16,520,039    $        19,636,068
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                 $     24,563,000    $        17,239,933
----------------------------------------------------------------------------------

NET ASSETS

At beginning of year                       $     17,339,943    $           100,010
----------------------------------------------------------------------------------
AT END OF YEAR                             $     41,902,943    $        17,339,943
----------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                         YEAR ENDED            PERIOD ENDED
                                                         OCTOBER 31, 2003      OCTOBER 31, 2002(1)
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):

   Expenses                                                        1.18%                 1.77%(2)
   Net investment loss                                            (0.04)%               (0.74)%(2)
Portfolio Turnover                                                   21%                    5%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                   29.62%               (11.41)%
--------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                     $    41,903           $    17,340
--------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.
(2)  Annualized.
(3)  Total return is not computed on an annualized basis.

                       See notes to financial statements.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2003, the Eaton Vance Tax-Managed Small-Cap Value Fund held an approximate 41.2% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 58.5%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position.
   The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J OTHER -- Investment transactions are accounted for on a trade-date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the advisory fee amounted to $282,718. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $17,307,757 and $5,277,509, respectively, for the year ended October 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $  30,760,114
   ----------------------------------------------------
   Gross unrealized appreciation          $   6,356,187
   Gross unrealized depreciation               (845,674)
   ----------------------------------------------------
   NET UNREALIZED APPRECIATION            $   5,510,513
   ----------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2003.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The
   Portfolio did not have any significant borrowings or allocated fees for the year ended October 31, 2003.

7  INTERESTHOLDER MEETING

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                               INTEREST IN THE PORTFOLIO
                               -------------------------
   NOMINEE FOR TRUSTEE         AFFIRMATIVE      WITHHOLD
   -----------------------------------------------------
   Jessica M. Bibliowicz               97%            3%
   Donald R. Dwight                    97%            3%
   James B. Hawkes                     97%            3%
   Samuel L. Hayes, III                97%            3%
   William H. Park                     97%            3%
   Norton H. Reamer                    97%            3%
   Lynn A. Stout                       97%            3%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Small-Cap Value Portfolio (the Portfolio) as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for the year then ended and the period from the start of business, March 1, 2002 to October 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Small-Cap Value Portfolio as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and the period from the start of business, March 1, 2002, to October 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Small-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                 POSITION(S) WITH     TERM OF                                 NUMBER OF PORTFOLIOS
                     THE TRUST       OFFICE AND                                 IN FUND COMPLEX
   NAME AND           AND THE        LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN BY
 DATE OF BIRTH       PORTFOLIO        SERVICE      DURING PAST FIVE YEARS         TRUSTEE (1)         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M.            Trustee        Trustee of   Chairman, President and             192             Director of National
Bibliowicz                           the Trust    Chief Executive Officer                              Financial Partners
11/28/59                            since 1998;   of National Financial
                                       of the     Partners (financial
                                     Portfolio    services company) (since
                                     since 2001   April 1999). President
                                                  and Chief Operating
                                                  Officer of John A. Levin
                                                  & Co. (registered
                                                  investment adviser)
                                                  (July 1997 to April
                                                  1999) and a Director of
                                                  Baker, Fentress &
                                                  Company, which owns John
                                                  A. Levin & Co. (July
                                                  1997 to April 1999).
                                                  Ms. Bibliowicz is an
                                                  interested person
                                                  because of her
                                                  affiliation with a
                                                  brokerage firm.

James B.          Trustee of the     Trustee of   Chairman, President and             194                 Director of EVC
Hawkes 11/9/41    Trust; Trustee     the Trust    Chief Executive Officer
                  and President of  since 1991;   of BMR, EVC, EVM and EV;
                   the Portfolio    Trustee and   Director of EV; Vice
                                    President of  President and Director
                                        the       of EVD. Trustee and/or
                                     Portfolio    officer of 194
                                     since 2001   registered investment
                                                  companies in the Eaton
                                                  Vance Fund Complex.
                                                  Mr. Hawkes is an
                                                  interested person
                                                  because of his positions
                                                  with BMR, EVM, EVC and
                                                  EV, which are affiliates
                                                  of the Trust and the
                                                  Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L.             Trustee        Trustee of   Jacob H. Schiff                     194             Director of Tiffany & Co.
Hayes, III                           the Trust    Professor of Investment                             (specialty retailer) and
2/23/35                             since 1986;   Banking Emeritus,                                         Telect, Inc.
                                       of the     Harvard University                                     (telecommunication
                                     Portfolio    Graduate School of                                      services company)
                                     since 2001   Business Administration.

William H.            Trustee        Since 2003   President and Chief                 191                       None
Park 9/19/47                                      Executive Officer, Prizm
                                                  Capital Management, LLC
                                                  (investment management
                                                  firm) (since 2002).
                                                  Executive Vice President
                                                  and Chief Financial
                                                  Officer, United Asset
                                                  Management Corporation
                                                  (a holding company
                                                  owning institutional
                                                  investment management
                                                  firms) (1982-2001).

Ronald A.             Trustee        Since 2003   Professor of Law,                   191                       None
Pearlman                                          Georgetown University
7/10/40                                           Law Center (since 1999).
                                                  Tax Partner, Covington &
                                                  Burling, Washington, DC
                                                  (1991-2000).

                 POSITION(S) WITH     TERM OF                                 NUMBER OF PORTFOLIOS
                     THE TRUST       OFFICE AND                                 IN FUND COMPLEX
   NAME AND           AND THE        LENGTH OF     PRINCIPAL OCCUPATION(S)        OVERSEEN BY
 DATE OF BIRTH       PORTFOLIO        SERVICE      DURING PAST FIVE YEARS         TRUSTEE (1)         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H.             Trustee        Trustee of   President and Chief                 194                       None
Reamer 9/21/35                       the Trust    Executive Officer of
                                    since 1986;   Asset Management Finance
                                       of the     Corp. (a specialty
                                     Portfolio    finance company serving
                                     since 2001   the investment
                                                  management industry)
                                                  (since October 2003).
                                                  President, Unicorn
                                                  Corporation (an
                                                  investment and financial
                                                  advisory services
                                                  company) (since
                                                  September 2000).
                                                  Formerly, Chairman,
                                                  Hellman, Jordan
                                                  Management Co., Inc. (an
                                                  investment management
                                                  company) (2000-2003).
                                                  Formerly, Advisory
                                                  Director of Berkshire
                                                  Capital Corporation
                                                  (investment banking
                                                  firm) (2002-2003).
                                                  Formerly, Chairman of
                                                  the Board, United Asset
                                                  Management Corporation
                                                  (a holding company
                                                  owning institutional
                                                  investment management
                                                  firms) and Chairman,
                                                  President and Director,
                                                  UAM Funds (mutual funds)
                                                  (1980-2000).

Lynn A. Stout         Trustee        Trustee of   Professor of Law,                   194                       None
9/14/57                              the Trust    University of California
                                    since 1998;   at Los Angeles School of
                                       of the     Law (since July 2001).
                                     Portfolio    Formerly, Professor of
                                     since 2001   Law, Georgetown
                                                  University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S) WITH
                           THE TRUST               TERM OF
     NAME AND               AND THE              OFFICE AND                           PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           PORTFOLIO          LENGTH OF SERVICE                       DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust         President of the      President of the      Executive Vice President of EVM, BMR, EVC and EV; Chief
Jr. 5/31/58               Trust; Vice         Trust since 2002;     Investment Officer of EVM and BMR and Director of EVC.
                        President of the      Vice President of     Chief Executive Officer of Belair Capital Fund LLC,
                           Portfolio         the Portfolio since    Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                    2001            Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                                    (private investment companies sponsored by EVM). Officer
                                                                    of 53 registered investment companies managed by EVM or
                                                                    BMR.

William H. Ahern,      Vice President of         Since 1995         Vice President of EVM and BMR. Officer of 35 registered
Jr. 7/28/59                the Trust                                investment companies managed by EVM or BMR.

Thomas J. Fetter       Vice President of         Since 1997         Vice President of EVM and BMR. Trustee and President of
 8/20/43                   the Trust                                The Massachusetts Health & Education Tax-Exempt Trust.
                                                                    Officer of 127 registered investment companies managed by
                                                                    EVM or BMR.

Michael R. Mach        Vice President of         Since 1999         Vice President of EVM and BMR. Previously, Managing
7/15/47                    the Trust                                Director and Senior Analyst for Robertson Stephens
                                                                    (1998-1999). Officer of 25 registered investment companies managed by EVM or BMR.

Robert B.              Vice President of         Since 1998         Vice President of EVM and BMR. Officer of 127 registered
MacIntosh 1/22/57          the Trust                                investment companies managed by EVM or BMR.

George C. Pierides     Vice President of         Since 2001         Managing Director of Fox. Officer of 2 registered
12/16/57                 the Portfolio                              investment companies managed by EVM or BMR.

Duncan W.              Vice President of         Since 2001         Senior Vice President and Chief Equity Investment Officer
Richardson 10/26/57        the Trust                                of EVM and BMR. Officer of 41 registered investment
                                                                    companies managed by EVM or BMR.

Walter A. Row, III     Vice President of         Since 2001         Director of Equity Research and a Vice President of EVM
7/20/57                    the Trust                                and BMR. Officer of 22 registered investment companies
                                                                    managed by EVM or BMR.

Judith A. Saryan       Vice President of         Since 2003         Vice President of EVM and BMR. Previously, Portfolio
8/21/54                    the Trust                                Manager and Equity Analyst for State Street Global
                                                                    Advisers (1980-1999). Officer of 24 registered investment
                                                                    companies managed by EVM or BMR.

                        POSITION(S) WITH
                           THE TRUST               TERM OF
     NAME AND               AND THE              OFFICE AND                           PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           PORTFOLIO          LENGTH OF SERVICE                       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
Susan Schiff           Vice President of         Since 2002         Vice President of EVM and BMR. Officer of 26 registered
3/13/61                    the Trust                                investment companies managed by EVM or BMR.

Alan R. Dynner             Secretary          Secretary of the      Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                    Trust since 1997; of    EVM, EVD, EV and EVC. Officer of 194 registered investment
                                             the Portfolio since    companies managed by EVM or BMR.
                                                    2001

Michelle A.             Treasurer of the         Since 2002         Vice President of EVM and BMR. Chief Financial Officer of
Alexander 8/25/69          Portfolio                                Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar
                                                                    Capital Fund LLC, Belport Capital Fund LLC and Belrose
                                                                    Capital Fund LLC (private investment companies sponsored
                                                                    by EVM). Officer of 85 registered investment companies
                                                                    managed by EVM or BMR.

James L. O'Connor       Treasurer of the         Since 1989         Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                       Trust                                  registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

                       This Page Intentionally Left Blank

           INVESTMENT ADVISER OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

              SUB-ADVISER OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO
                            FOX ASSET MANAGEMENT LLC
                               44 SYCAMORE AVENUE
                             LITTLE SILVER, NJ 07739

          ADMINISTRATOR OF EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                 BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                  EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

1300-12/03                                                              TMSCVSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and

Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND)


By:   /S/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President


Date: December 16, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: December 16, 2003
      -----------------


By:   /S/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President


Date: December 16, 2003
      -----------------